Share-Based Payments - Schedule of Number and Weighted-Average Exercise Price of Share Options Allocated and Expected to be Allocated (Details) - Management Board Grant	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Feb. 13, 2020 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares			451,981
Weighted-average exercise price | € / shares			€ 45.89
Prof. Ugur Sahin, M.D.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares			101,686	97,420
Weighted-average exercise price | € / shares			€ 10.14	€ 28.32
Prof. Ugur Sahin, M.D. | Estimated Allocation Date 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares		39,826
Weighted-average exercise price | € / shares		€ 67.26
Prof. Ugur Sahin, M.D. | Estimated Allocation Date 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares	39,817
Weighted-average exercise price | € / shares	€ 67.27
Sean Marett
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares			33,895	38,968
Weighted-average exercise price | € / shares			€ 10.14	€ 28.32
Sean Marett | Estimated Allocation Date 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares		15,930
Weighted-average exercise price | € / shares		€ 67.26
Sean Marett | Estimated Allocation Date 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares	15,927
Weighted-average exercise price | € / shares	€ 67.27
Dr. Sierk Poetting
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares			33,895	38,968
Weighted-average exercise price | € / shares			€ 10.14	€ 28.32
Dr. Sierk Poetting | Estimated Allocation Date 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares		15,930
Weighted-average exercise price | € / shares		€ 67.26
Dr. Sierk Poetting | Estimated Allocation Date 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares	15,927
Weighted-average exercise price | € / shares	€ 67.27
Dr. Ozlem Tureci, M.D.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares			108,463	38,968
Weighted-average exercise price | € / shares			€ 10.14	€ 28.32
Dr. Ozlem Tureci, M.D. | Estimated Allocation Date 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares		15,930
Weighted-average exercise price | € / shares		€ 67.26
Dr. Ozlem Tureci, M.D. | Estimated Allocation Date 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares	15,927
Weighted-average exercise price | € / shares	€ 67.27
Ryan Richardson
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares			8,306	33,772
Weighted-average exercise price | € / shares			€ 10.14	€ 28.32
Ryan Richardson | Estimated Allocation Date 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares		13,806
Weighted-average exercise price | € / shares		€ 67.26
Ryan Richardson | Estimated Allocation Date 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding | shares	14,865
Weighted-average exercise price | € / shares	€ 67.27